Performance Management	Jun. 23, 2025
Aristotle Pacific EXclusive Fund Series H
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance available.
Aristotle Pacific EXclusive Fund Series I
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund has not yet commenced operations and does not have a full calendar year of performance available. Accordingly, performance data is not included.
Performance One Year or Less [Text]	The Fund has not yet commenced operations and does not have a full calendar year of performance available.